Appendix VI: Key Regulatory Issues and Concessions and Licenses Held by the Telefonica Group - Narrative (Details)						1 Months Ended				12 Months Ended
	Jun. 15, 2017 EUR (€)	Jan. 10, 2017	Dec. 14, 2016 MHz_band	Aug. 30, 2016	Apr. 27, 2016	Nov. 30, 2016 COP ($)	Feb. 29, 2016 city	Jul. 31, 2013	Aug. 31, 2009	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GHz_spectrum_band megabyte_per_second
Disclosure of detailed information about service concession arrangements [line items]
Limit for wholesale roaming caps per SMS | €	€ 0.01
Limit for wholesale roaming caps per minute | €	€ 0.032
Percentage of fines issued by the general data protection regulation					4.00%
Percentage of fines issued		4.00%
Frequency of band (MHz) | MHz_band			700
Number of cities in competitive areas in wholesale broadband services | city							66
Percentage of fixed annual provision of invoiced operating income									0.90%
Percentage of gross revenue for open concessionaire companies									3.00%
Percentage of gross revenue for open concessionaire companies to provide pay TV services									1.50%
Speed of network infrastructure access for data transmission in copper pairs or coaxial cables (Mbit per second) | megabyte_per_second														12
Speed of wholesale fixed network infrastructure to transport local and long distance transmission (Mbit per second) | megabyte_per_second														34
Percentage of foreign direct investment allowed								100.00%
Percentage of increase in administrative fines				30.00%
Period of applicable tariffs for services provided														5 years
Symmetric termination rate (COP per minute)						$ 11.4
Symmetric termination rate (COP)						4,300,000
Established operators and a symmetric termination rate (COP per minute)						24.58
Established operators and a symmetric termination rate (COP)						$ 9,800,000
Period of established operators and a symmetric termination rate						5 years
Frequency ranges owned by Telefonica (GHz) | GHz_spectrum_band														6
Forecast
Disclosure of detailed information about service concession arrangements [line items]
Limit for wholesale roaming caps per data services glide path per british pound | €										€ 2.5	€ 3	€ 3.5	€ 4.5
Telefónica Brazil
Disclosure of detailed information about service concession arrangements [line items]
Proportion of ownership interest (as a percent)														73.69%
Colombia Telecomunicaciones, S.A., ESP
Disclosure of detailed information about service concession arrangements [line items]
Proportion of ownership interest (as a percent)														67.50%
Telefónica Móviles España
Disclosure of detailed information about service concession arrangements [line items]
Proportion of ownership interest (as a percent)														100.00%